MAINSTAY VP FUNDS TRUST

MainStay VP Balanced Portfolio

Amended and Restated Supplement dated January 15, 2013 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for MainStay VP Balanced Portfolio (“Portfolio”), a series of MainStay VP Funds Trust (“Trust”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

A.	Subadvisor Name Change

Effective on or about January 25, 2013, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to the Portfolio, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Prospectus is revised to reflect that Cornerstone Capital Management is the Portfolio’s Subadvisor.

B.	Principal Investment Strategy Change

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved changes to the Portfolio’s Principal Investment Strategies. Accordingly, effective February 28, 2013, the last paragraph of the subsection entitled “Equity Investment Process” in the section entitled “Principal Investment Strategies,” is deleted and replaced as follows:

The Portfolio seeks to construct a broadly-diversified portfolio across countries, sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process, while seeking to limit exposure to risk.

C.	Portfolio Manager Addition

(i)	Effective February 28, 2013, Andrew Ver Planck will become a portfolio manager of the Portfolio and Harvey J. Fram will no longer serve as a portfolio manager of the Portfolio. Jae S. Yoon, Thomas J. Girard, Donald F. Serek and George S. Cherpelis will continue to serve as portfolio managers of the Portfolio. Accordingly, effective February 28, 2013, the section entitled “Management” is deleted in its entirety and replaced as follows:

Management

New York Life Investment Management LLC serves as the Portfolio’s Manager, oversees the investment portfolio of the Portfolio, and is responsible for the day-to-day management of the fixed-income portion of the Portfolio. Cornerstone Capital Management Holdings LLC serves as the Portfolio’s Subadvisor, and is responsible for the day-to-day management of the of the equity portion of the Portfolio.

Subadvisor	Portfolio Managers	Service Date
New York Life Investment Management LLC	Jae. S. Yoon, Senior Managing Director Thomas J. Girard, Senior Managing Director Donald F. Serek, Managing Director George S. Cherpelis, Director	Since 2011 Since 2008 Since May 2012 Since May 2012
Cornerstone Capital Management Holdings LLC	Andrew Ver Planck, Managing Director	Since February 2013

(ii)	In the section entitled “The Fund and its Management,” the subsection “Portfolio Manager Biographies” is amended effective February 28, 2013, to delete information concerning Harvey J. Fram and include the following:

Andrew Ver Planck, CFA	Andrew Ver Planck has managed the MainStay VP Common Stock Portfolio, the MainStay VP Mid Cap Core Portfolio and the equity portion of the MainStay VP Balanced Portfolio since February 2013. He is a Managing Director and Portfolio Manager for Cornerstone Capital Management Holdings LLC. He is responsible for the development and implementation of international quantitative equity strategies. Mr. Ver Planck joined New York Life Investments Equity Investors Group, Cornerstone Capital Management Holdings LLC’s predecessor, in 2005. Mr. Ver Planck received a BA in Operations Research and Industrial Engineering from Cornell University. He is a CFA charterholder.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY VP FUNDS TRUST

MainStay VP Common Stock Portfolio

Amended and Supplement dated January 15, 2013 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for MainStay VP Common Stock Portfolio (“Portfolio”), a series of MainStay VP Funds Trust (“Trust”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

A.	Subadvisor Name Change

Effective on or about January 25, 2013, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to the Portfolio, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Prospectus is revised to reflect that Cornerstone Capital Management is the Portfolio’s Subadvisor.

B.	Investment Process Changes

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved changes to the Portfolio’s Principal Investment Strategies. Accordingly effective February 28, 2013, the subsection entitled “Investment Process, in the section entitled “Principal Investment Strategies,” is deleted in its entirety and replaced as follows:

Investment Process: Cornerstone Capital Management Holdings LLC, the Portfolio's Subadvisor, seeks to construct a broadly-diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while limiting exposure to risk. The Subadvisor seeks to control the Portfolio’s exposure to risk by diversifying the Portfolio’s portfolio over a large number of securities.

In unusual market conditions, the Portfolio may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

C.	Portfolio Manager Addition

(i)	Effective February 28, 2013, Andrew Ver Planck will become a portfolio manager of the Portfolio and Harvey J. Fram will no longer serve as a portfolio manager of the Portfolio. Migene Kim will continue to serve as a portfolio manager of the Portfolio. Accordingly, effective February 28, 2013, the section entitled “Management” is deleted in its entirety and replaced as follows:

Management

New York Life Investment Management LLC serves as the Portfolio’s Manager. Cornerstone Capital Management Holdings LLC serves as the Portfolio’s Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Cornerstone Capital Management Holdings LLC	Andrew Ver Planck, Managing Director	Since February 2013
	Migene Kim, Director	Since 2007

(ii)	In the section entitled “The Fund and its Management,” the subsection “Portfolio Manager Biographies” is amended effective February 28, 2013, to delete information concerning Harvey J. Fram and include the following:

Andrew Ver Planck, CFA	Andrew Ver Planck has managed the MainStay VP Common Stock Portfolio, the MainStay VP Mid Cap Core Portfolio and the equity portion of the MainStay VP Balanced Portfolio since February 2013. He is a Managing Director and Portfolio Manager for Cornerstone Capital Management Holdings LLC. He is responsible for the development and implementation of international quantitative equity strategies. Mr. Ver Planck joined New York Life Investments Equity Investors Group, Cornerstone Capital Management Holdings LLC’s predecessor, in 2005. Mr. Ver Planck received a BA in Operations Research and Industrial Engineering from Cornell University. He is a CFA charterholder.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY VP FUNDS TRUST

MainStay VP International Equity Portfolio

MainStay VP S&P 500 Portfolio

Supplement dated January 15, 2013 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for MainStay VP International Equity Portfolio and MainStay VP S&P 500 Portfolio (each a “Portfolio”), each a series of MainStay VP Funds Trust. You may obtain copies of the Portfolios’ Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

Subadvisor Name Change

Effective on or about January 25, 2013, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to each Portfolio, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Prospectus is revised to reflect that Cornerstone Capital Management is the Portfolios’ Subadvisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY VP FUNDS TRUST

MainStay VP Mid Cap Core Portfolio

Amended and Restated Supplement dated January 15, 2013 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for MainStay VP Mid Cap Core Portfolio (“Portfolio”), a series of MainStay VP Funds Trust (“Trust”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

A.	Subadvisor Name Change

Effective on or about January 25, 2013, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to the Portfolio, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the Prospectus is revised to reflect that Cornerstone Capital Management is the Portfolio’s Subadvisor.

B.	Investment Process Changes

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved changes to the Portfolio’s Principal Investment Strategies. Accordingly effective February 28, 2013, the subsection entitled “Investment Process,” in the section entitled “Principal Investment Strategies,” is deleted in its entirety and replaced as follows:

Investment Process: Cornerstone Capital Management Holdings LLC, the Portfolio's Subadvisor, seeks to construct a broadly diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while limiting exposure to risk. The Subadvisor seeks to control the Portfolio's exposure to risk by diversifying the Portfolio's portfolio over a large number of securities.

In unusual market conditions, the Portfolio may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

C.	Portfolio Manager Addition

(i)	Effective February 28, 2013, Andrew Ver Planck, will become a portfolio manager of the Portfolio and Harvey J. Fram will no longer serve as a portfolio manager of the Portfolio. Migene Kim will continue to serve as a portfolio manager of the Portfolio. Accordingly, effective February 28, 2013, the section entitled “Management” is deleted in its entirety and replaced as follows:

Management

New York Life Investment Management LLC serves as the Portfolio’s Manager. Cornerstone Capital Management Holdings LLC serves as the Portfolio’s Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Cornerstone Capital Management Holdings LLC	Andrew Ver Planck , Managing Director	Since February 2013
	Migene Kim, Director	Since 2007

(ii)	In the section entitled “The Fund and its Management,” the subsection “Portfolio Manager Biographies” is amended effective February 28, 2013, to delete information concerning Harvey J. Fram and include the following:

Andrew Ver Planck, CFA	Andrew Ver Planck has managed the MainStay VP Common Stock Portfolio, the MainStay VP Mid Cap Core Portfolio and the equity portion of the MainStay VP Balanced Portfolio since February 2013. He is a Managing Director and Portfolio Manager for Cornerstone Capital Management Holdings LLC. He is responsible for the development and implementation of international quantitative equity strategies. Mr. Ver Planck joined New York Life Investments Equity Investors Group, Cornerstone Capital Management Holdings LLC’s predecessor, in 2005. Mr. Ver Planck received a BA in Operations Research and Industrial Engineering from Cornell University. He is a CFA charterholder.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY VP FUNDS TRUST

MainStay VP Balanced Portfolio

MainStay VP Common Stock Portfolio

MainStay VP International Equity Portfolio

MainStay VP Mid Cap Core Portfolio

MainStay VP S&P 500 Portfolio

(collectively “Portfolios”)

Supplement dated January 15, 2013 (“Supplement”)

to the Statement of Additional Information for MainStay VP Funds Trust (“SAI”)

dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the SAI for the above-referenced Portfolios. You may obtain copies of the Portfolios’ Prospectus and SAI free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

Subadvisor Name Change

Effective on or about January 25, 2013, Madison Square Investors LLC (“Madison Square Investors”), the Subadvisor to the Portfolios, will change its name to Cornerstone Capital Management Holdings LLC (“Cornerstone Capital Management”). Accordingly, upon the effective date of Madison Square Investors’ name change, the SAI is revised to reflect that Cornerstone Capital Management is the Portfolios’ Subadvisor.